REINSURANCE (Tables)	12 Months Ended
Dec. 31, 2022
Reinsurance Disclosures [Abstract]
Schedule Of Effect Of Reinsurance
The following table summarizes the effect of reinsurance. The impact of the transactions described above results in a decrease to reinsurance assumed and an increase in reinsurance ceded.

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Direct premiums	$1,042	$970	$929
Reinsurance assumed	180	189	222
Reinsurance ceded	(228)	(199)	(154)
Premiums	$994	$960	$997

Direct charges and fee income	$3,145	$3,380	$4,149
Reinsurance ceded	(691)	(613)	(414)
Policy charges and fee income	$2,454	$2,767	$3,735

Direct policyholders’ benefits	$3,262	$3,297	$5,826
Reinsurance assumed	179	212	241
Reinsurance ceded	(725)	(721)	(741)
Policyholders’ benefits	$2,716	$2,788	$5,326

Direct interest credited to policyholders’ account balances	$1,440	$(1,212)	$1,252
Reinsurance ceded	(30)	(7)	(30)
Interest credited to policyholders’ account balances	$1,410	$(1,219)	$1,222

Schedule of Ceded Credit Risk	The following table summarizes the ceded reinsurance GMIB reinsurance contracts, third-party recoverables, amount due to reinsurance and assumed reserves.

	December 31,
	2022	2021
	(in millions)
Ceded Reinsurance:
Estimated net fair values of purchased market risk benefits (1)	10,423	14,074
Third-party reinsurance recoverables related to insurance contracts	8,471	4,632
Top reinsurers:
First Allmerica-GAF	4,005	—
Zurich Life Insurance Company, Ltd.	1,416	1,565
RGA Reinsurance Company	1,272	1,138
Ceded group health reserves	47	26
Amount due to reinsurers	1,533	1,381
Top reinsurers:
RGA Reinsurance Company	1,171	1,212
First Allmerica-GAF	147	—
Protective Life Insurance Company	104	114
Assumed Reinsurance:
Reinsurance assumed reserves	$701	$910